Schedule of share based payment reserve (Details)	Dec. 31, 2025 SGD ($) shares	Dec. 19, 2025 USD ($) $ / shares shares	Dec. 19, 2025 SGD ($) shares	Nov. 19, 2025 USD ($) $ / shares shares	Nov. 19, 2025 SGD ($) shares	Oct. 21, 2025 USD ($) $ / shares shares	Oct. 21, 2025 SGD ($) shares	Sep. 19, 2025 USD ($) $ / shares shares	Sep. 19, 2025 SGD ($) shares	Aug. 19, 2025 USD ($) $ / shares shares	Aug. 19, 2025 SGD ($) shares	Jul. 21, 2025 USD ($) $ / shares shares	Jul. 21, 2025 SGD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 SGD ($) shares	Jun. 19, 2025 USD ($) $ / shares shares	Jun. 19, 2025 SGD ($) shares	May 19, 2025 USD ($) $ / shares shares	May 19, 2025 SGD ($) shares	Apr. 19, 2025 USD ($) $ / shares shares	Apr. 19, 2025 SGD ($) shares	Mar. 19, 2025 USD ($) $ / shares shares	Mar. 19, 2025 SGD ($) shares	Jun. 30, 2024 shares
Notes and other explanatory information [abstract]
Share based payment reserve	$ 250,000	$ 19,378	$ 25,000	$ 19,209	$ 25,000	$ 19,311	$ 25,000	$ 19,458	$ 25,000	$ 19,463	$ 25,000	$ 19,526	$ 25,000	$ 76,605	$ 100,000	$ 19,465	$ 25,000	$ 19,321	$ 25,000	$ 19,064	$ 25,000	$ 18,755	$ 25,000
Share based payment reserve, Price per share | $ / shares		$ 0.72		$ 1.15		$ 1.64		$ 1.85		$ 1.91		$ 2.34				$ 2.67		$ 2.37		$ 4.45		$ 4.04
Sharebased payment reserve, shares | shares	108,812	26,914	26,914	16,703	16,703	11,775	11,775	10,518	10,518	10,190	10,190	8,344	8,344	24,368	24,368	7,290	7,290	8,152	8,152	4,284	4,284	4,642	4,642